Dreyfus Yield Enhancement Strategy Fund
FUND SUMMARY
Investment Objective
The fund seeks high current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 27 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Yield Enhancement Strategy Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Yield Enhancement Strategy Fund		Class A	Class C	Class I	Class Y
Management fees		none	none	none	none
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		0.91%	0.90%	0.54%	0.13%
Acquired fund fees and expenses	[1]	0.63%	0.63%	0.63%	0.63%
Total annual fund operating expenses		1.54%	2.28%	1.17%	0.76%
Fee waiver and/or expense reimbursement	[2]	(0.36%)	(0.35%)	(0.24%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.18%	1.93%	0.93%	0.76%
[1]	Acquired fund fees and expenses are incurred indirectly by the fund as a result of its investment in underlying funds.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2016, to assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, acquired fund fees and expenses incurred by underlying funds, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .30%. On or after March 1, 2016, The Dreyfus Corporation may terminate this expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Yield Enhancement Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	565	881	1,219	2,173
Class C	296	679	1,188	2,588
Class I	95	348	621	1,399
Class Y	78	243	422	942

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Yield Enhancement Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	565	881	1,219	2,173
Class C	196	679	1,188	2,588
Class I	95	348	621	1,399
Class Y	78	243	422	942

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.  For the period from March 7, 2014 (commencement of operations) through October 31, 2014, the fund's portfolio turnover rate was 14.04% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally allocates its assets across fixed-income investment strategies.  The fund is designed to complement and diversify traditional bond portfolios.  The fund normally allocates its assets among other investment companies (the underlying funds) that employ various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities ("junk" bonds), senior loans, emerging markets debt, municipal securities and Treasury and other inflation-protected securities (TIPS).  Underlying funds may include other funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (ETFs).  The fund generally will allocate its assets to other funds managed by The Dreyfus Corporation (Dreyfus), and will allocate its assets to unaffiliated funds generally when the desired economic exposure to a particular fixed-income investment strategy is not available through a fund managed by Dreyfus, the fund's investment adviser, or its affiliates or for diversification purposes.

The fund seeks to achieve its investment objective—high current income—by allocating its assets across fixed-income investment strategies with the goal of enhancing yield.  The fund uses a "fund of funds" approach by investing in underlying funds.  The fund currently intends to allocate its assets among underlying funds that employ investment strategies that focus on investing in the following securities:  corporate fixed-income securities; high yield securities; floating rate securities; emerging markets debt; municipal securities; or TIPS.  With respect to each strategy, except the TIPS strategy, the fund currently intends to allocate up to 30% of its assets and, with respect to the TIPS strategy, up to 20% of its assets.

Dreyfus determines the fund's asset allocation to the fixed-income investment strategies and sets the investment ranges using fundamental and quantitative analysis, and its economic and financial markets outlook.  Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds.  Dreyfus has the discretion to change the fund's investment strategies and the investment ranges when Dreyfus deems it appropriate, based on its assessment of economic and financial markets, without prior notice to shareholders.

The composition of the fund's investment portfolio will vary over time, based on its use of and exposure to various fixed-income investment strategies in which the underlying funds invest.  The fund, through underlying funds, may invest in the securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar, securities of issuers of any market capitalization, and high yield securities.  The fixed-income securities in which the fund, through underlying funds, may invest include bonds, debentures, notes (including structured notes and other structured investments), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.  The fund, through underlying funds, may invest in floating rate loans and other floating rate securities, including senior secured floating rate loans, second lien loans, senior unsecured loans and subordinated loans and debt obligations.  The securities in which the fund, through underlying funds, may invest may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions and Brady bonds.  These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund, through underlying funds, may invest significantly in high yield securities.  Such securities are rated, at the time of investment, below investment grade (i.e., below BBB- or Baa3) by one or more nationally recognized statistical rating organizations (NRSROs), or, if unrated, determined to be of comparable quality by the underlying fund's investment adviser.

Certain underlying funds may invest in individual securities of any maturity or duration.  Duration is an indication of an investment's "interest rate risk," or how sensitive a security or the fund's portfolio may be to changes in interest rates.  Generally, the longer a security's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.  There are no restrictions on the dollar-weighted average maturity or duration of the fund's portfolio.

Certain underlying funds may use derivative instruments, such as options, futures and options on futures (including those relating to securities, foreign currencies, indices and interest rates), contracts for difference, forward contracts, swap agreements (including interest rate and credit default swap agreements), options on swap agreements, and other derivative instruments, as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, to manage effective maturity or duration, to manage foreign currency risk, as part of a hedging strategy, or for other purposes related to the management of the underlying fund.  To enhance current income, certain underlying funds may engage in a series of purchase and sale contracts or forward roll transactions in which the underlying fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price.  Certain underlying funds also may make forward commitments in which the underlying fund agrees to buy or sell a security in the future at an agreed upon price.

Principal Risks
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

•	Allocation risk. There can be no assurance that the allocation of the fund's assets among investment strategies and underlying funds will be effective in achieving the fund's investment goal.

•
Conflicts of interest risk.  Dreyfus or its affiliates may serve as investment adviser to one or more of the underlying funds, each of which pays advisory fees at different rates to Dreyfus or its affiliates.  The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same.  Therefore, conflicts may arise as Dreyfus fulfills its fiduciary duty to the fund and the underlying funds.  These situations are considered by the fund's board when it reviews the asset allocations for the fund.

•
ETF and other investment company risk.  The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies and ETFs invest.  When the fund or an underlying fund invests in another investment company or ETF, shareholders of the fund will bear indirectly their proportionate share of the expenses of the other investment company or ETF (including management fees) in addition to the expenses of the fund.

The fund invests in shares of the underlying funds and thus the fund is subject to the same investment risks as the underlying funds in which it invests.  Risks associated with an investment in the fund as a result of its investment in underlying funds are described below.  References to the fund below include the underlying funds.

•
Fixed-income market risk.  The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity.  Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.  Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries.  An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions.

•
Interest rate risk.  Prices of bonds and other fixed-income securities tend to move inversely with changes in interest rates.  Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline.  During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates.  When interest rates fall, the values of already-issued fixed-income securities generally rise.  However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income.  The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.  The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%.  Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.  Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows.  Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.  Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates.  Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

•
Credit risk.  Failure of an issuer of a security to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security.  The lower a security's credit rating, the greater the chance that the  issuer of the security will default or fail to meet its payment obligations.

•
High yield securities risk.  High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.  The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.  Securities rated investment grade when purchased by the fund may subsequently be downgraded.

•
Mortgage-related securities risk.  Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid, and more difficult to price accurately, than more traditional fixed-income securities.  The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets.  Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate.  Privately issued mortgage-related securities also are subject to credit risks associated with the performance of the underlying mortgage properties, and may be more volatile and less liquid than more traditional government-backed debt securities.  As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates.  However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates.  This is known as a prepayment risk and can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall.  Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization.  Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would lengthen the effective duration of the fund's mortgage-related securities.  This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

•
Asset-backed securities risk.  General downturns in the economy could cause the value of asset-backed securities to fall.  In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities.  Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities.  Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

•
Floating rate loan risk.  Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for loans to trade.  Loans trade in an over-the-counter market and are confirmed and settled through standardized procedures and documentation.  The secondary market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.  The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans.  There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund's investment adviser may be required to rely primarily on its own evaluation of a borrower's credit quality rather than on any available independent sources.  The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate.  In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan.  The floating rate loans in which the fund may invest typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative.  As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.

•
Municipal securities risk.  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds.  Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities.  Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.  The municipal securities market can be susceptible to increases in volatility and decreases in liquidity.  Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.  Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States.  An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk and fund expenses.  Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price.

•
Government securities risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any security guaranteed by the U.S. government or its agencies or instrumentalities, or a security backed by the U.S. Treasury or the full faith and credit of the United States, is guaranteed or backed only as to the timely payment of interest and principal when held to maturity, but the market values for such securities are not guaranteed and will fluctuate.  In addition, such guarantees do not extend to shares of the fund itself.  Because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

•
Inflation-indexed security risk.  Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation.  If the index measuring inflation falls, the interest payable on these securities will be reduced.  The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities.  Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal.  Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.  As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so.  Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

•
Convertible securities risk.  Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer.  Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.  Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations.  Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

•
Foreign investment risk.  To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers.  Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.  Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

•
Emerging market risk.  The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies.  Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.  The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.  Investments in these countries may be subject to political, economic, legal, market and currency risks.  The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

•
Foreign government obligations and securities of supranational entities risk.  Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located.  The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain countries in which the fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment.  Some of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness of a foreign government or country to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies.  The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves.  A governmental obligor may default on its obligations.  Some sovereign obligors in emerging market countries have been among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions.  These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

•
Foreign currency risk.  Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.  Currency exchange rates may fluctuate significantly over short periods of time.  Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

•
Derivatives risk.  A small investment in derivatives could have a potentially large impact on the fund's performance.  The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.  Certain types of derivatives, including contracts for difference, swap agreements, forward contracts, and other over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.

•
Leverage risk.  The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into contracts for difference, swap agreements, futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund's gains or losses.

•
Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.  Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.  Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.  No active trading market may exist for some of the floating rate loans in which the fund invests and certain loans may be subject to restrictions on resale.  Because some floating rate loans that the fund invests in may have a more limited secondary market, liquidity risk is more pronounced for the fund than for mutual funds that invest primarily in other types of fixed-income instruments or equity securities.

•
Issuer risk.  A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

•
Country, industry and market sector risk.  The fund may significantly overweight or underweight, relative to its benchmark index, certain countries, companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those countries, companies, industries or sectors.

Performance
Since the fund has less than one full calendar year of performance, past performance information is not included in this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance is available at www.dreyfus.com.